INTANGIBLE ASSETS, NET (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INTANGIBLE ASSETS, NET [Line Items]
Impairment loss			¥ 30,167
Amortization expenses for intangible assets of continuing operations	¥ 6,786	¥ 10,707	16,818
Amortization expenses for intangible assets of continuing operations included in cost of sales	2,466	3,061	3,118
Zhenjiang International School [Member]
INTANGIBLE ASSETS, NET [Line Items]
Impairment loss			4,139
Trade name [Member]
INTANGIBLE ASSETS, NET [Line Items]
Impairment loss	¥ 2,655	¥ 9,639	¥ 26,028